ING VARIABLE PRODUCTS TRUST

ING VP International Value Portfolio

(“Portfolio”)

Supplement dated March 16, 2009

to the Portfolio’s Class I shares Prospectus, Class S shares Prospectus and

Adviser Class (“ADV Class”) shares Prospectus

each dated April 28, 2008

Effective January 19, 2009, Joseph Vultaggio and John Pairaktaridis were added as assistant portfolio managers to the Portfolio.

The Prospectuses are hereby revised as follows:

1.               The section entitled “Management of the Portfolios — Adviser and Sub-Advisers — ING VP International Portfolio” found on page 14, page 22, and page 20 of the ADV Class Prospectus, Class I Prospectus and Class S Prospectus, respectively, is hereby deleted in its entirety and replaced with the following:

The following individuals are the Portfolio Managers of ING VP International Value Portfolio. Mr. Schwartz has managed the Portfolio since July 2002 and is primarily responsible for making investment decisions on behalf of the Portfolio. Mr. Pairaktaridis and Mr. Vultaggio support Mr. Schwartz and have assisted in the management of the Portfolio since January 2009.

Philip A. Schwartz, CFA, Senior Vice President, is responsible for international investment analysis. He previously served as Senior Vice President and Director of International Equity Strategy at Lexington.

John Pairaktaridis, Assistant Portfolio Manager and International Research Analyst, joined ING IM in 2004. Prior to joining ING IM, he was portfolio analyst at Neuberger Berman, LLC.

Joseph Vultaggio Assistant Portfolio Manager and Senior International Research Analyst, joined ING IM in 1994. Mr. Vultaggio is responsible for the European markets.

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ING VARIABLE PRODUCTS TRUST

ING VP International Value Portfolio

(“Portfolio”)

Supplement dated March 16, 2009 to the Portfolio’s

Adviser (“ADV”) Class shares Class I, and Class S shares

Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective January 19, 2009, John Pairaktaridis and Joseph Vultaggio were added as assistant portfolio managers to the Portfolio.

The SAI is hereby revised as follows:

1.               The tables entitled “Other Accounts Managed” and “Portfolio Managers Ownership of Securities” in the section entitled “Portfolio Managers” found on page 61 and page 62, respectively, of the SAI, are hereby amended to include the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts*	Total Assets
John Pairaktaridis(1)	2	$717,617,478	0	$0	10	$7,311,639
Joseph Vultaggio(1)	2	$717,617,478	0	$0	10	$7,311,639

(1) The information is as of December 31, 2008.

Portfolio Manager	Dollar Range of Portfolio Shares Owned
John Pairaktaridis(1)	None
Joseph Vultaggio(1)	None

(1) The information is as of December 31, 2008.

2.     The fourth sentence of the second paragraph in the section entitled “Portfolio Managers — Compensation” found on page 62 of the SAI is hereby deleted in its entirety and replaced with the following:

ING IM has defined indices (here the Russell Midcap® Growth Index for Jeff Bianchi and Uri Landesman as Portfolio Managers for MidCap Opportunities Portfolio, the Russell 2000® Growth Index for Mr. Salopek as Portfolio Manger to SmallCap Opportunities Portfolio and the MSCI EAFE® Index for Philip A.

Schwartz as Portfolio Manager to International Value Portfolio and  Joseph Vultaggio and John Pairaktaridis as Assistant Portfolio Managers to International Value Portfolio) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment firm.

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